May 2, 2002



VIA ELECTRONIC FILING

Securities & Exchange Commission
450 Fifth Street NW
Washington, DC  20549

Re:      SAFECO Common Stock Trust
                  1933 Act File Number - 33-36700
                  1940 Act File Number - 811-6167
         SAFECO Managed Bond Trust
                  1933 Act File Number - 33-47859
                  1940 Act File Number - 811-6667
         SAFECO Taxable Bond Trust
                  1933 Act File Number - 33-22132
                  1940 Act File Number - 811-5574
         SAFECO Tax-Exempt Bond Trust
                  1933 Act File Number - 33-53532
                  1940 Act File Number - 811-7300
         SAFECO Money Market Trust
                  1933 Act File Number - 2-25272
                  1940 Act File Number - 811-3347

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that each of the forms of the Investor Class and Advisor Class A, Class B and Class C prospectuses and the Statement of Additional Information each dated May 1, 2002, for the above-captioned registrants that would have been filed under paragraph (c) of this section do not differ from that contained in the most recent amendment to the registration statement. I further certify that the most recent registration statement was filed electronically on April 30, 2002 and became effective May 1, 2002.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,

/s/ William E. Crawford

William E. Crawford
Counsel